Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000264391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264391 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000264391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000264391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000264391 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000247983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247983 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000247983 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000247983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000247983 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000247983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247983 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000247983 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.20%